Related party transactions (Details) - USD ($)	May 09, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Held loans from shareholders				$ 1,088,703
Related party transaction description	the Company entered into a loan facility agreement (as amended on June 30, 2021 the “Loan Facility Agreement”), effective as of January 1, 2021, with Mr. Bar and Mr. Gottlieb. Pursuant to the Loan Facility Agreement, the outstanding amount under the Loan Facility Agreement to be paid to Mr. Bar in a total amount of approximately NIS 2,459,959 (approximately $770,879) and to Mr. Gottlieb, in a total amount of approximately NIS 1,020,347 (approximately $317,371), bear no interest and shall be due and payable in 24 equal monthly payments, commencing on the second anniversary following completion of an initial public offering. Pursuant to the Loan Facility Agreement, if an initial public offering is not completed by December 31, 2021, then the outstanding amount shall be repaid pursuant to the available free cash of the Company, taking into account expected expenditures in the three months following partial or full payment, and in any event not prior to December 31, 2022. The Company also agreed to reimburse Mr. Bar and Mr. Gottlieb for any costs and expenses incurred in connection with the enforcement of the Loan Facility Agreement, if required. The agreement was accounted for as a modification with no change to the book value of the loan. As of December 31, 2022 the outstanding amount under the Loan Facility Agreement is $1,088,250. The loans were classified within long term liabilities.
Outstanding balance		$ 0	$ 96,320